Investment Objectives and Goals - Global X Funds Member - Global X China Semiconductor ETF	Nov. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X China Semiconductor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X China Semiconductor ETF ("Fund") seeks to achieve capital appreciation.